Interest income and interest expense	12 Months Ended
Dec. 31, 2020
Interest income and interest expense
Interest income and interest expense

20. Interest income and interest expense
Interest income and interest expense consist of the following:

	For the year ended December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Interest income:
Interest income in relation to nonrecourse securitization debt charged to JD Digits	527,025	37,646	—
Interest income in relation to loans provided to JD Digits	119,047	40,628	31,006
Interest income in relation to bank deposits, wealth management products and others	1,471,849	1,707,298	2,722,354

Total	2,117,921	1,785,572	2,753,360

Interest expense:
Interest expense in relation to nonrecourse securitization debt	(527,025)	(37,646)	—
Interest expense in relation to unsecured senior notes, bank borrowings and others	(327,513)	(687,364)	(1,125,181)

Total	(854,538)	(725,010)	(1,125,181)